Goodwill and Intangible Assets - Summary of Allocation of Goodwill to CGUs (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Disclosure of information for cash-generating units [line items]
Goodwill	₨ 131,012	$ 1,738	₨ 116,980	₨ 117,584
Banking Financial Services and Insurance (BFSI) [member]
Disclosure of information for cash-generating units [line items]
Goodwill	19,225		17,713
Healthcare and Life Sciences (Health BU) [member]
Disclosure of information for cash-generating units [line items]
Goodwill	55,642		50,670
Consumer Business Unit (CBU) [member]
Disclosure of information for cash-generating units [line items]
Goodwill	14,501		13,587
Energy, Natural Resources and Utilities (ENU) [member]
Disclosure of information for cash-generating units [line items]
Goodwill	15,782		15,203
Communications (COMM) [member]
Disclosure of information for cash-generating units [line items]
Goodwill	1,043		970
Manufacturing Segment [member]
Disclosure of information for cash-generating units [line items]
Goodwill	11,998		8,991
Technology segment [member]
Disclosure of information for cash-generating units [line items]
Goodwill	₨ 12,821		₨ 9,846